Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 3,396.5	$ 3,272.2
Financial liabilities	(701.2)	(669.9)
Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	22.8	7.8
Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	2.6	(5.3)
Fair value through profit or loss | Gold Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(0.7)	(0.1)
Fair value through OCI | Fuel Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(0.5)
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(4.7)
Fair value through OCI | Trading securities [member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	22.8	$ 7.8
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 3.3